                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  September 30, 2006

Date of reporting period:  June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NUMBER OF
     SHARES                                                                                                    VALUE
------------------                                                                                       ------------------

                        COMMON STOCKS (63.8%)
                        Aerospace & Defense (1.4%)
     14,470             Northrop Grumman Corp.                                                        $            926,948
     21,970             Raytheon Co.                                                                               979,203
                                                                                                         ------------------
                                                                                                                 1,906,151
                                                                                                         ------------------
                        Beverages: Alcoholic (0.6%)
     11,750             Diageo PLC (ADR) (United Kingdom)                                                          793,712
                                                                                                         ------------------

                        Beverages: Non-Alcoholic (1.0%)
     32,500             Coca-Cola Co. (The)                                                                      1,398,150
                                                                                                         ------------------

                        Broadcasting (1.4%)
     60,050             Clear Channel Communications, Inc.                                                       1,858,547
                                                                                                         ------------------

                        Cable/Satellite TV (0.4%)
     15,900             Comcast Corp. (Class A)*                                                                   520,566
                                                                                                         ------------------

                        Casino/Gaming (0.0%)
      4,685             Fitzgeralds Gaming Corp. + (a)*                                                                  0
                                                                                                         ------------------

                        Chemicals: Major Diversified (2.7%)
     56,480             Bayer AG (ADR) (Germany)                                                                 2,592,997
     24,900             Du Pont (E.I.) de Nemours & Co.                                                          1,035,840
                                                                                                         ------------------
                                                                                                                 3,628,837
                                                                                                         ------------------
                        Computer Processing Hardware (0.2%)
      8,685             Hewlett-Packard Co.                                                                        275,141
                                                                                                         ------------------

                        Department Stores (0.3%)
      7,550             Kohl's Corp.*                                                                              446,356
                                                                                                         ------------------

                        Discount Stores (1.0%)
     28,050             Wal-Mart Stores, Inc.                                                                    1,351,168
                                                                                                         ------------------

                        Electric Utilities (2.3%)
     24,900             American Electric Power Co., Inc.                                                          852,825
     17,440             Entergy Corp.                                                                            1,233,880
     19,160             FirstEnergy Corp.                                                                        1,038,664
                                                                                                         ------------------
                                                                                                                 3,125,369
                                                                                                         ------------------
                        Finance/Rental/Leasing (1.2%)
     28,810             Freddie Mac                                                                              1,642,458
                                                                                                         ------------------

                        Financial Conglomerates (4.9%)
     52,793             Citigroup, Inc.                                                                          2,546,734
     72,032             JPMorgan Chase & Co.                                                                     3,025,344
     16,500             State Street Corp.                                                                         958,485
                                                                                                         ------------------
                                                                                                                 6,530,563
                                                                                                         ------------------
                        Food: Major Diversified (1.4%)
      9,700             ConAgra Foods Inc.                                                                         214,467
     71,250             Unilever N.V. (NY Registered Shares) (Netherlands)                                       1,606,687
                                                                                                         ------------------
                                                                                                                 1,821,154
                                                                                                         ------------------
                        Food: Specialty/Candy (0.7%)
     24,500             Cadbury Schweppes PLC (ADR) (United Kingdom)                                               951,090
                                                                                                         ------------------

                        Household/Personal Care (0.7%)
     16,900             Procter & Gamble Co. (The)                                                                 939,640
                                                                                                         ------------------

                        Industrial Conglomerates (3.2%)
     67,660             General Electric Co.                                                                     2,230,074
     14,676             Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                627,839
     16,600             Siemens AG (ADR) (Germany)                                                               1,441,212
                                                                                                         ------------------
                                                                                                                 4,299,125
                                                                                                         ------------------
                        Insurance Brokers/Services (1.1%)
     57,300             Marsh & McLennan Companies, Inc.                                                         1,540,797
                                                                                                         ------------------

                        Integrated Oil (4.0%)
     20,120             BP PLC (ADR) (United Kingdom)                                                            1,400,553
     27,336             ConocoPhillips                                                                           1,791,328
      9,620             Exxon Mobil Corp.                                                                          590,187
     23,400             Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                   1,567,332
                                                                                                         ------------------
                                                                                                                 5,349,400
                                                                                                         ------------------
                        Investment Banks/Brokers (2.9%)
      3,850             Goldman Sachs Group, Inc. (The)                                                            579,156
     28,600             Merrill Lynch & Co., Inc.                                                                1,989,416
     83,300             Schwab (Charles) Corp. (The)                                                             1,331,134
                                                                                                         ------------------
                                                                                                                 3,899,706
                                                                                                         ------------------
                        Life/Health Insurance (0.3%)
     23,400             Aegon N.V. (NY Registered Shares) (Netherlands)                                            399,438
                                                                                                         ------------------

                        Major Banks (2.0%)
     33,089             Bank of America Corp.                                                                    1,591,581
     15,790             PNC Financial Services Group                                                             1,107,984
                                                                                                         ------------------
                                                                                                                 2,699,565
                                                                                                         ------------------
                        Major Telecommunications (3.7%)
     11,437             Embarq Corp.                                                                               468,803
     40,300             France Telecom S.A. (ADR) (France)                                                         880,958
     91,026             Sprint Nextel Corp.                                                                      1,819,610
     53,830             Verizon Communications, Inc.                                                             1,802,767
                                                                                                         ------------------
                                                                                                                 4,972,138
                                                                                                         ------------------
                        Managed Health Care (0.4%)
      5,900             CIGNA Corp.                                                                                581,209
                                                                                                         ------------------

                        Media Conglomerates (3.6%)
     51,920             Disney (Walt) Co. (The)                                                                  1,557,600
     124,820            Time Warner, Inc.                                                                        2,159,386
     29,150             Viacom, Inc. (Class B)*                                                                  1,044,736
                                                                                                         ------------------
                                                                                                                 4,761,722
                                                                                                         ------------------
                        Medical Specialties (0.3%)
     13,800             Applera Corp. - Applied Biosystems Group                                                   446,430
                                                                                                         ------------------

                        Motor Vehicles (0.6%)
     26,400             Honda Motor Co., Ltd. (ADR) (Japan)                                                        840,048
                                                                                                         ------------------

                        Multi-Line Insurance (0.7%)
     10,290             Hartford Financial Services Group, Inc. (The)                                              870,534
                                                                                                         ------------------

                        Oil & Gas Pipelines (0.6%)
     34,000             Williams Companies, Inc. (The)                                                             794,240
                                                                                                         ------------------

                        Oil Refining/Marketing (0.2%)
      3,500             Marathon Oil Corp.                                                                         291,550
                                                                                                         ------------------

                        Oilfield Services/Equipment (0.8%)
     17,420             Schlumberger Ltd. (Netherlands Antilles)                                                 1,134,216
                                                                                                         ------------------

                        Other Consumer Services (0.0%)
      2,000             Block (H.&R.), Inc.                                                                         47,720
                                                                                                         ------------------

                        Packaged Software (1.2%)
     99,100             Symantec Corp.*                                                                          1,540,014
                                                                                                         ------------------

                        Pharmaceuticals: Major (10.0%)
     39,540             Abbott Laboratories                                                                      1,724,339
     82,390             Bristol-Myers Squibb Co.                                                                 2,130,605
     16,200             GlaxoSmithKline PLC (ADR) (United Kingdom)                                                 903,960
     33,100             Lilly (Eli) & Co.                                                                        1,829,437
     52,000             Pfizer, Inc.                                                                             1,220,440
     22,820             Roche Holdings Ltd. (ADR) (Switzerland)                                                  1,895,201
     15,060             Sanofi-Aventis (ADR) (France)                                                              733,422
     91,170             Schering-Plough Corp.                                                                    1,734,965
     26,660             Wyeth                                                                                    1,183,971
                                                                                                         ------------------
                                                                                                                13,356,340
                                                                                                         ------------------

                        Precious Metals (0.8%)
     21,500             Newmont Mining Corp.                                                                              1,137,995
                                                                                                                  ------------------

                        Property - Casualty Insurers (3.1%)
      3,900             ACE Ltd. (Cayman Islands)                                                                           197,301
     29,820             Chubb Corp. (The)                                                                                 1,488,018
     37,870             St. Paul Travelers Companies, Inc. (The)                                                          1,688,245
     11,800             XL Capital Ltd. (Class A) (Cayman Islands)                                                          723,340
                                                                                                                  ------------------
                                                                                                                          4,096,904
                                                                                                                  ------------------
                        Regional Banks (0.5%)
     17,800             Fifth Third Bancorp                                                                                 657,710
                                                                                                                  ------------------

                        Restaurants (0.3%)
     13,190             McDonald's Corp.                                                                                    443,184
                                                                                                                  ------------------

                        Semiconductors (1.2%)
     45,721             Intel Corp.                                                                                         866,413
     50,500             Micron Technology, Inc.*                                                                            760,530
                                                                                                                  ------------------
                                                                                                                          1,626,943
                                                                                                                  ------------------
                        Specialty Insurance (0.7%)
      8,700             MGIC Investment Corp.                                                                               565,500
      7,200             PMI Group, Inc. (The)                                                                               320,976
                                                                                                                  ------------------
                                                                                                                            886,476
                                                                                                                  ------------------
                        Specialty Stores (0.3%)
     10,300             Office Depot, Inc.*                                                                                 391,400
                                                                                                                  ------------------

                        Telecommunication Equipment (0.4%)
     23,217             Motorola, Inc.                                                                                      467,823
                                                                                                                  ------------------

                        Tobacco (0.7%)
     12,890             Altria Group, Inc.                                                                                  946,513
                                                                                                                  ------------------

                        TOTAL COMMON STOCKS
                          (Cost $75,402,569)                                                                             85,668,042
                                                                                                                  ------------------

    PRINCIPAL
    AMOUNT IN                                                                   COUPON           MATURITY
    THOUSANDS                                                                    RATE              DATE                 VALUE
------------------                                                           -------------     --------------     ------------------

                        CONVERTIBLE BONDS (15.3%)
                        Airlines (2.1%)
     $2,800             Continental Airlines Inc.                               4.50%            02/01/07                 2,779,000
                                                                                                                  ------------------

                        Cable/Satellite TV (1.5%)
      2,000             Echostar Communications Corp.                            5.75            05/15/08                 1,970,000
                                                                                                                  ------------------

                        Electric Utilities (0.6%)
       297              PG&E Corp.                                               9.50            06/30/10                   848,306
                                                                                                                  ------------------

                        Electronic Components (0.7%)
      1,000             SCI Systems, Inc.                                        3.00            03/15/07                   972,500
                                                                                                                  ------------------

                        Electronic Production Equipment (1.4%)
      1,900             Veeco Instruments, Inc.                                 4.125            12/21/08                 1,857,250
                                                                                                                  ------------------

                        Hotels/Resorts/Cruiselines (1.9%)
      2,000             Hilton Hotels Corp. - 144A**                            3.375            04/15/23                 2,635,000
                                                                                                                  ------------------

                        Household/Personal Care (1.9%)
      2,000             Church & Dwight Co., Inc. - 144A**                       5.25            08/15/33                 2,530,000
                                                                                                                  ------------------

                        Internet Retail (0.9%)
      1,214             Amazon.com, Inc.                                         4.75            02/01/09                 1,169,993
                                                                                                                  ------------------

                        Media Conglomerates (1.6%)
      1,920             Walt Disney Co. (The)                                   2.125            04/15/23                 2,124,000
                                                                                                                  ------------------

                        Semiconductors (2.7%)
      2,400             Intel Corp. - 144A**                                     2.95            12/15/35                 2,031,000
      1,550             Skyworks Solutions, Inc.                                 4.75            11/15/07                 1,551,938
                                                                                                                  ------------------
                                                                                                                          3,582,938
                                                                                                                  ------------------
                        TOTAL CONVERTIBLE BONDS
                          (Cost $19,714,249)                                                                             20,468,987
                                                                                                                  ------------------

    PRINCIPAL
    AMOUNT IN                                                                   COUPON           MATURITY
    THOUSANDS                                                                    RATE              DATE                 VALUE
------------------                                                           -------------     --------------     ------------------
                        CORPORATE BONDS (12.7%)
                        Agricultural Commodities/Milling (1.7%)
     $2,250             Corn Products International Inc.                         8.25            07/15/07                 2,291,987
                                                                                                                  ------------------

                        Broadcasting (2.2%)
      2,800             Clear Channel Communications, Inc.                       8.00            11/01/08                 2,912,700
                                                                                                                  ------------------

                        Cable/Satellite TV (0.1%)
       125              CSC Holdings, Inc.                                      7.625            07/15/18                   124,375
                                                                                                                  ------------------

                        Electric Utilities (0.2%)
       100              CMS Energy Corp.                                         7.50            01/15/09                   101,750
       50               MidAmerican Energy Holdings                              7.63            10/15/07                    51,085
       175              Niagara Mohawk Power (Series G)                          7.75            10/01/08                   182,201
                                                                                                                  ------------------
                                                                                                                            335,036
                                                                                                                  ------------------
                        Home Building (2.2%)
       75               D.R. Horton Inc.                                         8.00            02/01/09                    78,028
      2,800             Toll Corp.                                               8.25            02/01/11                 2,891,000
                                                                                                                  ------------------
                                                                                                                          2,969,028
                                                                                                                  ------------------
                        Hotels/Resorts/Cruiselines (3.2%)
       400              Starwood Hotels & Resorts Worldwide, Inc.               7.375            11/15/15                   405,000
      3,700             Starwood Hotels & Resorts Worldwide, Inc.               7.875            05/01/12                 3,880,375
                                                                                                                  ------------------
                                                                                                                          4,285,375
                                                                                                                  ------------------
                        Medical/Nursing Services (1.4%)
      1,800             Roto-Rooter Inc.                                         8.75            02/24/11                 1,899,000
                                                                                                                  ------------------

                        Miscellaneous Manufacturing (0.2%)
       200              Ametek Inc.                                              7.20            07/15/08                   203,547
                                                                                                                  ------------------

                        Other Consumer Specialties (0.0%)
       79               Boyds Collection Ltd. (Series B) (a)                     9.00            05/15/08                     7,900
                                                                                                                  ------------------

                        Publishing: Newspapers (1.5%)
      2,000             Media General Inc.                                       6.95            09/01/06                 2,001,734
                                                                                                                  ------------------

                        TOTAL CORPORATE BONDS
                          (Cost $17,498,934)                                                                             17,030,682
                                                                                                                  ------------------

    NUMBER OF
     SHARES
------------------
                        CONVERTIBLE PREFERRED STOCKS (7.1%)
                        Financial Conglomerates (1.3%)
     $57,000            Citigroup Funding Inc. (Series GNW) $1.4809 ++                                                    1,767,000
                                                                                                                  ------------------

                        Investment Banks/Brokers (1.2%)
     62,000             Lehman Brothers Holdings Inc. (Series GIS) $1.5625                                                1,619,440
                                                                                                                  ------------------

                        Life/Health Insurance (1.5%)
     72,000             MetLife, Inc. $1.5938                                                                             1,985,040
                                                                                                                  ------------------

                        Pharmaceuticals: Major (0.4%)
     11,400             Schering-Plough Corp. $3.00                                                                         573,762
                                                                                                                  ------------------

                        Property - Casualty Insurers (1.3%)
     70,000             Travelers Property Casualty Corp. $1.125                                                          1,716,400
                                                                                                                  ------------------

                        Telecommunication Equipment (1.4%)
      1,800             Lucent Technologies Capital Trust I $77.50                                                        1,827,000
                                                                                                                  ------------------

                        TOTAL CONVERTIBLE PREFERRED STOCKS
                          (Cost $9,327,338)                                                                               9,488,642
                                                                                                                  ------------------

    PRINCIPAL                                                                   COUPON           MATURITY
    AMOUNT IN                                                                    RATE              DATE                   VALUE
    THOUSANDS                                                                ------------     --------------      ------------------
------------------
                        SHORT-TERM INVESTMENT (0.8%)
                        Repurchase Agreement
     $1,121             Joint repurchase agreement account (dated 06/30/06;
                        proceeds $1,121,487) (b) (Cost $1,121,000)              5.215%           07/03/06                 1,121,000
                                                                                                                  ------------------

                        TOTAL INVESTMENTS
                          (Cost $123,064,090) (c)                                                  99.7%                133,777,353
                        OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.3                     386,655
                                                                                               --------------     ------------------
                        NET ASSETS                                                                100.0%               $134,164,008
                                                                                               ==============     ==================

-----------------------------------------------------

          ADR  American Depositary Receipt.
          *    Non-income producing security.
          **   Resale is restricted to qualified institutional investors.
          +    Resale is restricted; acquired 12/31/95 at a cost basis of
               $21,129.
          ++   Variable rate security. Rate shown is the rate in effect at June
               30, 2006.
          (a)  Securities with total market value equal to $7,900 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the
               Fund's Trustees.
          (b)  Collateralized by federal agency and U.S. Treasury obligations.
          (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $17,449,364 and the aggregate gross unrealized depreciation is $6,736,101, resulting in net
               unrealized appreciation of $10,713,263.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006
                                      /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006
                                         /s/ Francis Smith
                                         Francis Smith
                                         Principal Financial Officer

                                       5